Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 784,813,000	$ 387,346,000	$ 246,490,000
Restricted cash	182,000	182,000	182,000
Short-term investments		0	349,958,000
Prepaid expenses and other current assets	23,159,000	18,918,000	7,810,000
Total current assets	808,154,000	406,446,000	604,440,000
Property and equipment, net	80,112,000	10,897,000	5,934,000
Operating lease right-of-use assets	146,593,000	90,864,000	16,734,000
Restricted cash, long-term	13,300,000	12,300,000	300,000
Other assets	19,777,000	15,631,000	1,303,000
Acquisition related intangible assets	617,200,000	52,700,000	52,804,000
Goodwill	1,111,197,000	30,047,000	30,047,000
Total assets	2,796,333,000	618,885,000	711,562,000
Current Liabilities
Accounts payable	6,541,000	6,502,000	3,026,000
Accrued expenses and other current liabilities	53,595,000	18,768,000	5,415,000
Due to related party	1,422,000	0
Operating lease liabilities, current	10,816,000	6,681,000	4,750,000
Total current liabilities	72,374,000	31,951,000	13,191,000
Operating lease liabilities, long-term	127,715,000	97,153,000	12,954,000
Deferred tax liability	3,203,000	3,052,000	3,052,000
Deposit liability	50,000,000	0
Other long-term liabilities	434,000	25,000	775,000
Total liabilities	253,726,000	132,181,000	29,972,000
Redeemable convertible preferred stock
Redeemable convertible preferred stock	2,161,145,000	763,283,000	763,815,000
Stockholders' equity (deficit):
Common Stock	25,000	13,000	12,000
Additional paid-in capital	1,087,631,000	59,171,000	38,952,000
Accumulated other comprehensive income		0	125,000
Accumulated deficit	(706,194,000)	(335,763,000)	(121,314,000)
Total stockholders' equity (deficit)	381,462,000	(276,579,000)	(82,225,000)
Total liabilities, redeemable convertible preferred stock, and stockholder's equity (deficit)	2,796,333,000	618,885,000	$ 711,562,000
Reinvent Technology Partners Y [Member]
Current assets:
Cash and cash equivalents	501,493
Prepaid expenses and other current assets	1,324,605	6,380
Total current assets	1,826,098	6,380
Deferred offering costs associated with proposed public offering		56,483
Investment held in Trust Account	977,543,775
Total assets	979,369,873	62,863
Current Liabilities
Accounts payable	27,964	23,450
Accrued expenses and other current liabilities	323,245	33,033
Due to related party	497,675
Total current liabilities	848,884	56,483
Deferred legal fees	18,182
Deferred underwriting commissions	34,212,500
Derivative warrant liabilities	38,914,670
Total liabilities	73,994,236	56,483
Commitments and Contingencies
Class A ordinary shares, $0.0001 par value; 90,037,563 and 0 shares subject to possible redemption at $10.00 per share at June 30, 2021 and December 31, 2020, respectively	900,375,630
Stockholders' equity (deficit):
Preferred stock- $0.0001 par value
Additional paid-in capital	10,845,128	22,556
Accumulated deficit	(5,848,336)	(18,620)
Total stockholders' equity (deficit)	5,000,007	6,380
Total liabilities, redeemable convertible preferred stock, and stockholder's equity (deficit)	979,369,873	62,863
Class A Ordinary Shares | Reinvent Technology Partners Y [Member]
Stockholders' equity (deficit):
Common Stock	771
Total stockholders' equity (deficit)	771	0
Class B Ordinary Shares | Reinvent Technology Partners Y [Member]
Stockholders' equity (deficit):
Common Stock	2,444	2,444
Total stockholders' equity (deficit)	$ 2,444	$ 2,444